Discontinued Operations (Cash Flow Impacts Of Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Discontinued Operations
Cash from operating activities	$ 221	$ 498	$ 579
Cash flow (used in) investing activities	2,446	119	(105)
Cash flow used in financing activities	(2,667)	(625)	(468)
Net cash impact of discontinued operations		(8)	6
At start of period		8	2
At end of period			8
Increase (decrease) in cash of discontinued operations		$ (8)	$ 6